REDEEMABLE NON-CONTROLLING INTERESTS - Redeemable non-controlling interest (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
REDEEMABLE NON-CONTROLLING INTERESTS
Balance at beginning of the year	¥ 404,673	¥ 120,820
Capital injection from CPE Fund		208,801
Net loss attributable to redeemable non-controlling interests	(655)	(2,592)
Accretion to redemption value of redeemable non-controlling interests	10,801	77,644
Adjustment to the redemption value of redeemable non-controlling interests	178,982
Reclassification to current liability	¥ (593,801)
Balance at end of the year		¥ 404,673